Financial risk management and fair values	12 Months Ended
Jun. 30, 2022
Financial risk management and fair values
Financial risk management and fair values

34 Financial risk management and fair values

Exposure to credit, liquidity, interest rate and currency risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade and other receivables. The Group’s exposure to credit risk arising from cash and cash equivalents and restricted cash is limited because the counterparties are banks and financial institutions with high-credit-quality, for which the Group considers having low credit risk.

Trade receivables

The Group’s trade receivables mainly derive from sales of goods to distributors. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. At June 30, 2021 and 2022, 30% and 53% of the total trade receivables were due from the Group’s five largest debtors, respectively.

Individual credit evaluations are performed on all customers requiring credit over a certain amount. These evaluations focus on the customer’s history of making payments when due and current ability to pay and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. Trade receivables are due within 30 to 180 days from the date of billing. Debtors with balances that are more than 6 months past due are requested to settle all outstanding balances before any further credit is granted. Normally, the Group does not obtain collateral from customers.

The Group measures loss allowances for trade receivables at an amount equal to lifetime ECLs, which is calculated using a provision matrix. As the Group’s historical credit loss experience does not indicate significantly different loss patterns for different customer segments, the loss allowance based on past due status is not further distinguished between the Group’s different customer bases.

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables:

	As at June 30, 2021
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	236,210	(4,827)
Less than 90 days past due	5%	38,141	(1,907)
91 - 270 days past due	12%	27,838	(3,341)
271 - 450 days past due	26%	25,055	(6,514)
451 - 810 days past due	58%	10,347	(6,001)
More than 810 days past due	100%	19,205	(19,205)
		356,796	(41,795)
Additional loss allowance due to specific consideration on certain distributors		18,032	(18,032)
		374,828	(59,827)

	As at June 30, 2022
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	186,151	(3,967)
Less than 90 days past due	8%	96,508	(7,458)
91 - 270 days past due	23%	10,554	(2,446)
271 - 450 days past due	38%	18,224	(6,991)
451 - 810 days past due	75%	416	(310)
More than 810 days past due	100%	10,193	(10,193)
		322,046	(31,365)
Additional loss allowance due to specific consideration on certain distributors		53,752	(53,752)
		375,798	(85,117)

Loss allowances of RMB18,032,000 and RMB53,752,000 for trade receivables mainly from certain overseas distributors were made during the years ended June 30,2021 and 2022 due to deterioration of financial status of these distributors.

Expected loss rates are based on actual loss experience over the past 2 to 3 years. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

Movement in the loss allowance account in respect of trade receivables during the reporting periods presented is as follows:

RMB’000
Balance at July 1, 2020	(43,183)
Credit loss recognized during the year	(19,870)
Exchange adjustment	3,226
Balance at June 30, 2021	(59,827)
Credit loss recognized during the year	(28,924)
Exchange adjustment	3,634
Balance at June 30, 2022	(85,117)

The following significant changes in the gross carrying amounts of trade receivables contributed to the increase in the loss allowance during the year ended June 30, 2021:

●	Decrease in days past due over 90 days but less than 450 days resulted in a decrease in loss allowance of RMB15,287,000.
●	Increase in days past due over 450 days resulted in an increase in loss allowance of RMB25,206,000.
●	Increase in loss allowance of RMB5,704,000 for trade receivables due from certain overseas distributors due to deterioration of their financial condition.

The Group does not provide any guarantees which would expose the Group to credit risk.

The following significant changes in the gross carrying amounts of trade receivables contributed to the increase in the loss allowance during the year ended June 30, 2022:

●	Increase in past due but less than 90 days resulted in an increase in loss allowance of RMB5,551,000.
●	Decrease in days past due over 450 days resulted in a decrease in loss allowance of RMB14,703,000.
●	Increase in loss allowance of RMB35,720,000 for trade receivables mainly due from certain overseas distributors due to deterioration of their financial condition.

The Group does not provide any guarantees which would expose the Group to credit risk.

Other receivables

In determining the ECL for remaining other receivables, the management of the Group has taken into account the historical default experience and forward-looking information, as appropriate. The management of the Group has assessed that other receivables have not had a significant increase in credit risk since initial recognition and risk of default is insignificant, and therefore, no credit loss allowance of other receivables is considered necessary by management for the years ended June 30, 2021 and 2022.

(b) Liquidity risk

As at June 30, 2021 and 2022, the Group’s net current assets amounted to RMB5,716,232,000 and RMB4,283,891,000, respectively. Individual operating entities within the Group are responsible for their own cash management, including the short-term investment of cash surpluses and the raising of loans to cover expected cash demands, subject to approval by the board when the borrowings exceed certain predetermined levels of authority. The Group’s policy is to regularly monitor its liquidity requirements and its compliance with lending covenants, to ensure that it maintains sufficient reserves of cash, readily realizable marketable securities and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The Group relies on the cash generated from operating activities as the main source of liquidity. For the years ended June 30, 2021 and 2022, the Group had net cash generated from operating activities of approximately RMB916,320,000 and RMB1,406,262,000 respectively. In addition, the management of the Group monitors the utilization of borrowings and ensures compliance with borrowing covenants, if any. The Directors believe that the Group and the Company will have sufficient funds available from the operating activities to meet their financial obligations in the foreseeable future.

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay.

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	2,809,182	—	—	—	2,809,182	2,809,182
Loans and borrowings	13,944	641	1,880	5,770	22,235	20,594
Lease liabilities	342,211	217,229	277,726	54,848	892,014	804,412
	3,165,337	217,870	279,606	60,618	3,723,431	3,634,188

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,072,991	—	—	—	3,072,991	3,072,991
Loans and borrowings	645	845	6,204	—	7,694	6,948
Lease liabilities	263,332	188,172	215,398	39,421	706,323	651,065
	3,336,968	189,017	221,602	39,421	3,787,008	3,731,004

(c) Interest rate risk

Interest-bearing financial instruments at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest risk, respectively. The Group determines the appropriate weightings of the fixed and floating rate interest-bearing instruments based on the current market conditions and performs regular reviews and monitoring to achieve an appropriate mix of fixed and floating rate exposure. The Group does not enter into financial derivatives to hedge interest rate risk.

(i) Interest rate profile

The following table details the interest rate profile of the Group’s loans and borrowings, deposit with banks with original maturity date over three months and cash and cash equivalents at the end of each reporting period presented:

	Interest rates		Interest rates
	%	As at June 30,	%	As at June 30,
		2021		2022
		RMB‘000		RMB‘000
Fixed rate instrument:
Loans and borrowings (Note 26)	0%~9%	(20,594)	0%~9.0%	(6,948)
Cash at bank (Note 23)	2%~2.2%	201,488	1.3%~2.5%	565,402
Term deposits	—	—	0.3%~2.2%	236,878
		180,894		795,332
Variable rate instrument:
Restricted cash (Note 24)	0.3%	3,680	0.3%~1.9%	32,376
Cash at bank (Note 23)	0%~3%	6,569,616	0%~3.5%	4,782,640
		6,573,296		4,815,016

(ii) Sensitivity analysis

At June 30, 2021, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variable held constant, would have decreased/increased the Group’s loss for the year and accumulated losses by approximately RMB55,880,000.

At June 30, 2022, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variable held constant, would have increased/decreased the Group’s profit for the year and decreased/increased accumulated losses by approximately RMB37,397,000.

(d) Currency risk

The Group is exposed to currency risk primarily through sales and purchases which give rise to receivables, payables and cash balances that are denominated in a foreign currency, i.e. a currency other than the functional currency of the operations to which the transactions relate. The currencies giving rise to this risk are primarily United States dollars, Euros and Hong Kong Dollars. The Group manages this risk as follows:

(i) Exposure to currency risk

The following table details the Group’s exposure at the end of the reporting periods to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in Renminbi, translated using the spot rate at the year-end date. Differences resulting from the translation of the financial statements of foreign operations into the Group’s presentation currency are excluded.

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2021
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	20,423	—	—	—	1,818
Cash and cash equivalents	402,563	19,927	2,728	601,491	1,306
Trade and other payables	(24,760)	(4,526)	(23,968)	—	(17)
Loans and borrowings	(6,613)	—	—	—	—
Net exposure arising from recognized assets and liabilities	391,613	15,401	(21,240)	601,491	3,107

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2022
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	54,944	5,021	—	—	—
Cash and cash equivalents	486,139	7,516	2,852	2,094	2
Term deposits	336	—	—	—	—
Trade and other payables	(63,576)	(8,909)	(9,364)	—	—
Loans and borrowings	(133)	—	—	—	—
Net exposure arising from recognized assets and liabilities	477,710	3,628	(6,512)	2,094	2

(ii) Sensitivity analysis

The following table indicates the instantaneous change in the Group’s (loss)/ profit after tax (and accumulated loss) that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant.

	As at June 30, 2021		As at June 30, 2022
		Effect on		Effect on
	Increase/	loss for the	Increase/	profit for the
	(decrease) in	year and	(decrease) in	year and
	foreign	accumulated	foreign	accumulated
	exchange rates	losses	exchange rates	losses
		RMB’000		RMB’000
United States Dollars	1%	3,242	1%	4,744
	(1)%	(3,242)	(1)%	(4,744)
Euros	1%	128	1%	28
	(1)%	(128)	(1)%	(28)
Hong Kong Dollars	1%	(177)	1%	(65)
	(1)%	177	(1)%	65
Renminbi	1%	6,015	1%	16
	(1)%	(6,015)	(1)%	(16)
Others	1%	27	1%	—	*
	(1)%	(27)	(1)%	—	*

Note:

*	The amount was less than RMB1,000.

Results of the analysis as presented in the above table represent an aggregation of the instantaneous effects on each of the Group entities’ profit after tax and equity measured in the respective functional currencies, translated into Renminbi at the exchange rate ruling at the end of the reporting periods for presentation purposes.

The sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Group which expose the Group to foreign currency risk at the end of each reporting period, including inter-company payables and receivables within the Group which are denominated in a currency other than the functional currencies of the lender or the borrower. The analysis excludes differences that would result from the translation of the financial statements of foreign operations into the Group’s presentation currency.

(e) Fair value measurement

(i) Financial assets and liabilities measured at fair value

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of the year presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13, Fair value measurement.

The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

●	Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.
●	Level 3 valuations: Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets that are measured at fair value at the end of each reporting date:

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2021 categorized into
	2021	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	102,968	—	102,968	—

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2022 categorized into
	2022	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	210,523	1,874	208,649	—

During the reporting periods presented, there were no transfers between Level 1 and Level 2, or transfer into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of each reporting period in which they occur.

Other investments in level 1 as at June 30, 2022 represented an investment in monetary fund. The fair value of this investment was determined based on the market price at the balance sheet date.

Other investments in level 2 as at June 30, 2021 and 2022 represented investments in trust investment schemes. The fair value of these investments was determined by the Group with reference to the fair value quoted by the trust company, that established and managed the investments (see Note 20), using expected return rates currently available for instruments with similar terms, credit risk, remaining terms and other market data.

The gains arising from the remeasurement of fair value of other investments are included in other net income in the consolidated statements of profit or loss.

(ii)	Fair values of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at amortized cost are not materially different from their fair values as at June 30, 2021 and 2022 because of the short-term maturities of these financial instruments.